[GRAPHIC OMITTED]

                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        March 3, 2003


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust VIII (the "Trust") (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R)Global Growth Fund ("WGF"), MFS(R)Strategic Income Fund ("MSI") and MFS(R)Tax Managed Equity Fund ("TME")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for WGF, MSI and TME do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2003.

     Please call the undersigned or Kerilynn Morrison at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Senior Counsel

JDN/bjn